Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 10,141	$ 6,802
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	9,720	5,983
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	252	312
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	60	299
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 109	$ 208